Related Party Transactions Related Party Transactions - Narrative (Details)	1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	May 08, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 01, 2018 Subsidiaries
Business Acquisition [Line Items]
Loss on deconsolidation of Teekay Offshore (note 4)		$ 0	$ 0		$ 0	$ 7,070,000
Teekay Offshore [Member]
Business Acquisition [Line Items]
Due from Related Parties							$ 83,100,000
Due to Related Parties							$ 59,300,000
Revenue from Related Parties			5,100,000	$ 7,600,000		16,200,000
Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Business Acquisition [Line Items]
Percentage of ownership acquired									100.00%
Number of Subsidiaries | Subsidiaries									7
Revolving Credit Facilities
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity		869,523,100			869,523,100
Revolving Credit Facilities | Teekay Offshore [Member]
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity								$ 125,000,000
Revolving Credit Facilities | Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity								100,000,000
Parent Company [Member] | Revolving Credit Facilities | Teekay Offshore [Member]
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity								$ 25,000,000
Technical Services [Member] | Teekay Offshore [Member]
Business Acquisition [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			5,900,000			19,200,000
Time-Charter Hire Expense [Member] | Teekay Lng Marubeni Joint Venture [Member]
Business Acquisition [Line Items]
Additional Time Period For Fixed Rate Time Charters Contract	2 years
Related Party Transaction, Expenses from Transactions with Related Party		5,300,000			14,000,000	1,700,000
Time-Charter Hire Expense [Member] | Teekay Offshore [Member]
Business Acquisition [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			14,400,000	$ 20,800,000		42,400,000
LNG Carriers [Member] | Equity Method Investee [Member]
Business Acquisition [Line Items]
Revenue from Related Parties		$ 17,400,000	$ 14,400,000		$ 50,000,000	$ 40,100,000
Teekay Lng Marubeni Joint Venture [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		52.00%			52.00%